OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP             One Post Office Square           Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         March 31, 2010

Date of reporting period:       December 31, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 97.0%	Value

	Consumer Discretionary — 10.9%
13,892	Amazon.com, Inc. (a)	$1,868,752
56,750	Carnival Corporation (a)	1,798,407
95,089	Lowe’s Companies, Inc.	2,224,132
27,632	McDonald's Corporation	1,725,342
28,687	NIKE, Inc. - Class B	1,895,350
51,527	Omnicom Group, Inc.	2,017,282
68,967	Walt Disney Company (The)	2,224,186
		13,753,451
	Consumer Staples — 13.2%
28,240	Colgate-Palmolive Company	2,319,916
28,164	Diageo plc - ADR	1,954,863
43,748	PepsiCo, Inc.	2,659,878
36,407	Procter & Gamble Company (The)	2,207,357
82,947	SABMiller plc - ADR	2,451,084
62,664	Walgreen Company	2,301,022
52,835	Wal-Mart Stores, Inc.	2,824,031
		16,718,151
	Energy — 10.4%
34,566	Chevron Corporation	2,661,236
16,917	EOG Resources, Inc.	1,646,024
42,516	Exxon Mobil Corporation	2,899,166
28,265	Occidental Petroleum Corporation	2,299,358
32,053	Schlumberger Ltd.	2,086,330
18,976	Transocean Ltd. (a)	1,571,213
		13,163,327
	Financials — 13.8%
59,728	BB&T Corporation	1,515,299
894	Berkshire Hathaway, Inc. - Class B (a)	2,937,684
89,250	Brookfield Asset Management, Inc. - Class A	1,979,565
4,725	CME Group, Inc.	1,587,364
51,721	JPMorgan Chase & Company	2,155,214
9,003	Markel Corporation (a)	3,061,020
43,427	T. Rowe Price Group, Inc.	2,312,488
72,775	Wells Fargo & Company	1,964,197
		17,512,831
	Health Care — 10.5%
33,538	Abbott Laboratories	1,810,717
40,609	Allergan, Inc.	2,558,773
42,119	Johnson & Johnson	2,712,885
29,691	Laboratory Corporation of America Holdings (a)	2,222,074
62,025	Merck & Co., Inc.	2,266,394
27,625	Novo Nordisk A/S - ADR	1,763,856
		13,334,699
	Industrials — 6.9%
28,094	Caterpillar, Inc.	1,601,077
33,673	Danaher Corporation	2,532,209
32,391	United Parcel Service, Inc. - Class B	1,858,272
40,151	United Technologies Corporation	2,786,881
		8,778,439

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 97.0% (Continued)	Value

	Information Technology — 22.5%
52,700	Accenture Ltd. - Class A	$2,187,050
13,230	Apple, Inc. (a)	2,789,678
47,114	Automatic Data Processing, Inc.	2,017,421
101,915	Cisco Systems, Inc. (a)	2,439,845
37,968	Fiserv, Inc. (a)	1,840,689
3,839	Google, Inc. - Class A (a)	2,380,103
104,589	Intel Corporation	2,133,616
20,494	International Business Machines Corporation	2,682,665
98,489	Microsoft Corporation	3,002,930
94,625	Nokia Corporation - ADR	1,215,931
121,067	Oracle Corporation	2,970,984
36,025	QUALCOMM, Inc.	1,666,516
70,475	Yahoo!, Inc. (a)	1,182,570
		28,509,998
	Materials — 5.2%
75,303	Albemarle Corporation	2,738,770
17,297	Potash Corporation of Saskatchewan, Inc.	1,876,725
24,839	Praxair, Inc.	1,994,820
		6,610,315
	Telecommunication Services — 2.4%
34,675	American Tower Corporation (a)	1,498,307
21,456	Millicom International Cellular S.A.	1,582,809
		3,081,116
	Utilities — 1.2%
29,742	FPL Group, Inc.	1,570,972

	Total Common Stocks (Cost $108,777,340)	$123,033,299

Shares	EXCHANGE-TRADED FUNDS — 1.4%	Value
32,374	SPDR S&P Biotech ETF (Cost $2,135,583)	$1,736,541

Shares	MONEY MARKET FUNDS — 1.5%	Value

1,879,957	First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $1,879,957)	$1,879,957

	Total Investments at Value — 99.9% (Cost $112,792,880)	$126,649,797

	Other Assets in Excess of Liabilities — 0.1%	195,284

	Net Assets — 100.0%	$126,845,081

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.
ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

1. Securities Valuation

Portfolio securities of The Davenport Core Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees.   Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total
Common Stocks	$123,033,299	$-	$-	$126,033,299
Exchange-Traded Funds	1,736,541	-	-	1,736,541
Money Market Funds	-	1,879,957	-	1,879,957
Total	$124,769,840	$1,879,957	$-	$126,649,797

See to the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by industry type, as required by GAAP.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2009:

Cost of portfolio investments	$113,097,199

Gross unrealized appreciation	$20,521,639
Gross unrealized depreciation	(6,969,041)

Net unrealized appreciation	$13,552,598

The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 11.8%
Home Depot, Inc. (The)	22,000	$636,460
KB Home	25,500	348,840
Kohl's Corporation (a) (b)	12,000	647,160
Macy's, Inc.	26,500	444,140
McGraw-Hill Companies, Inc. (The)	25,000	837,750
Wyndham Worldwide Corporation	20,000	403,400
		3,317,750
Consumer Staples - 14.0%
Avon Products, Inc.	11,600	365,400
CVS Caremark Corporation	18,000	579,780
Kimberly-Clark Corporation	9,000	573,390
SUPERVALU, Inc.	52,000	660,920
Sysco Corporation	10,000	279,400
Walgreen Company	21,000	771,120
Wal-Mart Stores, Inc.	13,500	721,575
		3,951,585
Energy - 8.1%
BJ Services Company	17,000	316,200
Devon Energy Corporation	10,000	735,000
Pioneer Natural Resources Company	12,800	616,576
Royal Dutch Shell plc - Class A - ADR	10,000	601,100
		2,268,876
Financials - 16.1%
American Express Company (b)	3,000	121,560
Comerica, Inc.	14,000	413,980
First American Corporation	10,000	331,100
JPMorgan Chase & Company (b)	30,000	1,250,100
Lincoln National Corporation (b)	29,000	721,520
Travelers Companies, Inc. (The)	20,000	997,200
Willis Group Holdings plc	27,000	712,260
		4,547,720
Health Care - 12.1%
Amgen, Inc. (a)	8,400	475,188
Johnson & Johnson	13,000	837,330
Merck & Company, Inc.	16,000	584,640
Pfizer, Inc.	42,000	763,980
WellPoint, Inc. (a)	13,000	757,770
		3,418,908

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 13.1%
Avery Dennison Corporation	10,400	$379,496
FedEx Corporation	8,100	675,945
General Electric Company	41,000	620,330
Ingersoll-Rand plc (b)	25,000	893,500
Lockheed Martin Corporation	7,900	595,265
Masco Corporation	38,000	524,780
		3,689,316
Information Technology - 19.6%
Cisco Systems, Inc. (a)	26,500	634,410
Computer Sciences Corporation (a)	14,000	805,420
Dell, Inc. (a)	50,000	718,000
Flextronics International Ltd. (a)	60,000	438,600
Hewlett-Packard Company	15,000	772,650
International Business Machines Corporation (b)	11,000	1,439,900
Microsoft Corporation	23,000	701,270
		5,510,250
Materials - 2.3%
Sealed Air Corporation	30,000	655,800

Total Common Stocks (Cost $22,895,995)		$27,360,205

MONEY MARKET FUNDS - 2.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (c) (Cost $798,707)	798,707	$798,707

Total Investments at Value - 99.9% (Cost $23,694,702)		$28,158,912

Other Assets in Excess of Liabilities - 0.1%		26,711

Total Net Assets - 100.0%		$28,185,623

ADR- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2009 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
American Express Company,
01/16/2010 at $35	30	$17,100	$7,895
Ingersoll-Rand plc,
01/16/2010 at $30	25	14,750	6,951
03/20/2010 at $35	35	8,750	7,450
International Business Machines Corporation,
01/16/2010 at $120	50	58,000	22,849
JPMorgan Chase & Company,
01/16/2010 at $45	30	510	9,900
Kohl's Corporation,
01/16/2010 at $50	40	17,200	19,479
Lincoln National Corporation,
01/16/2010 at $25	60	4,080	15,690
		$120,390	$90,214

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

COMMON STOCKS - 72.4%	Shares	Value
Consumer Discretionary - 8.4%
Home Depot, Inc. (The)	24,000	$694,320
KB Home	28,000	383,040
Kohl's Corporation (a) (b)	10,500	566,265
Macy's, Inc.	32,000	536,320
McGraw-Hill Companies, Inc. (The)	26,000	871,260
Whirlpool Corporation (b)	3,000	241,980
Wyndham Worldwide Corporation	20,000	403,400
		3,696,585
Consumer Staples - 10.2%
Avon Products, Inc.	12,000	378,000
CVS Caremark Corporation	19,000	611,990
Kimberly-Clark Corporation	9,300	592,503
Philip Morris International, Inc.	6,500	313,235
SUPERVALU, Inc.	54,000	686,340
Sysco Corporation	11,600	324,104
Walgreen Company	22,000	807,840
Wal-Mart Stores, Inc.	15,000	801,750
		4,515,762
Energy - 7.5%
BJ Services Company	18,000	334,800
BP plc - ADR	5,000	289,850
ConocoPhillips	12,500	638,375
Devon Energy Corporation	10,900	801,150
Pioneer Natural Resources Company	13,000	626,210
Royal Dutch Shell plc - Class A - ADR	10,000	601,100
		3,291,485
Financials - 10.8%
American Express Company (b)	4,000	162,080
Comerica, Inc.	15,000	443,550
First American Corporation	11,000	364,210
JPMorgan Chase & Company (b)	31,000	1,291,770
Lincoln National Corporation (b)	28,700	714,056
Travelers Companies, Inc. (The)	21,000	1,047,060
Willis Group Holdings plc	28,000	738,640
		4,761,366
Health Care - 8.6%
Amgen, Inc. (a)	8,850	500,645
Eli Lilly & Company	6,000	214,260
Johnson & Johnson	14,000	901,740

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 72.4% (Continued)	Shares	Value
Health Care - 8.6% (Continued)
Merck & Company, Inc.	15,600	$570,024
Pfizer, Inc.	46,000	836,740
WellPoint, Inc. (a)	13,000	757,770
		3,781,179
Industrials - 8.5%
Avery Dennison Corporation	11,000	401,390
FedEx Corporation	7,400	617,530
General Electric Company	40,000	605,200
Ingersoll-Rand plc (b)	27,000	964,980
Lockheed Martin Corporation	8,400	632,940
Masco Corporation	39,000	538,590
		3,760,630
Information Technology - 13.0%
Cisco Systems, Inc. (a)	27,000	646,380
Computer Sciences Corporation (a)	14,000	805,420
Dell, Inc. (a)	35,000	502,600
Flextronics International Ltd. (a)	60,000	438,600
Hewlett-Packard Company	16,000	824,160
International Business Machines Corporation (b)	13,000	1,701,700
Microsoft Corporation	27,000	823,230
		5,742,090
Materials - 2.7%
E.I. du Pont de Nemours and Company	9,000	303,030
RPM International, Inc.	10,000	203,300
Sealed Air Corporation	32,000	699,520
		1,205,850
Telecommunication Services - 0.6%
Verizon Communications, Inc.	7,500	248,475

Utilities - 2.1%
American Electric Power Company, Inc.	14,000	487,060
Duke Energy Corporation	26,000	447,460
		934,520

Total Common Stocks (Cost $25,281,179)		$31,937,942

PREFERRED STOCKS - 1.3%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$568,700

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.3%	Par Value	Value
U.S. Treasury Notes - 1.8%
4.50%, due 11/15/2010	$750,000	$776,104

Federal Home Loan Bank - 3.5%
4.375%, due 03/17/2010	750,000	756,437
4.375%, due 10/22/2010	750,000	772,249
		1,528,686

Total U.S. Government & Agency Obligations (Cost $2,294,727)		$2,304,790

CORPORATE BONDS - 19.2%	Par Value	Value
Consumer Staples - 1.8%
Kraft Foods, Inc., 5.625%, due 11/01/2011	$750,000	$796,549

Financials - 4.9%
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	741,820
International Lease Finance Corporation, 5.40%, due 02/15/2012	750,000	652,165
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	790,497
		2,184,482
Health Care - 1.8%
UnitedHealth Group, Inc., 5.25%, due 03/15/2011	750,000	777,156

Industrials - 5.3%
Eaton Corporation, 5.95%, due 03/20/2014	750,000	810,868
Ryder System, Inc., 5.00%, due 04/01/2011	750,000	766,303
Union Pacific Corporation, 3.625%, due 06/01/2010	750,000	759,111
		2,336,282
Information Technology - 1.8%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	782,395

Utilities - 3.6%
Ohio Power Company, 5.30%, due 11/01/2010	750,000	776,110

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.2%(Continued)	Par Value	Value
Utilities - 3.6%(Continued)
SBC Communications, Inc., 5.875%, due 02/01/2012	$750,000	$811,050
		1,587,160

Total Corporate Bonds (Cost $8,213,718)		$8,464,024

MONEY MARKET FUNDS - 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.03% (c) (Cost $673,964)	673,964	$673,964

Total Investments at Value - 99.7% (Cost $37,013,588)		$43,949,420

Other Assets in Excess of Liabilities - 0.3%		154,241

Total Net Assets - 100.0%		$44,103,661

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2009 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
American Express Company,
01/16/2010 at $35	40	$22,800	$10,527
Ingersoll-Rand plc,
01/16/2010 at $30	30	17,700	8,341
03/20/2010 at $35	40	10,000	8,514
International Business Machines Corporation,
01/16/2010 at $120	35	40,600	15,994
JPMorgan Chase & Company,
01/16/2010 at $45	30	510	9,900
Kohl's Corporation,
01/16/2010 at $50	30	12,900	14,609
Lincoln National Corporation,
01/16/2010 at $25	60	4,080	15,690
Whirlpool Corporation,
01/16/2010 at $70	30	33,000	7,410
		$141,590	$90,985

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2009 (Unaudited)

1.  Securities Valuation

Portfolio securities of the FBP Value Fund and the FBP Balanced Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2009 by security type, as required by GAAP:

FBP Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$27,360,205	$-	$-	$27,360,205
Covered Call Options	(120,390)	-	-	(120,390)
Money Market Funds	-	798,707	-	798,707
Total	$27,239,815	$798,707	$-	$28,038,522

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FBP Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$31,937,942	$-	$-	$31,937,942
Preferred Stocks	568,700	-	-	568,700
U.S. Government & Agency Obligations	-	2,304,790	-	2,304,790
Corporate Bonds	-	8,464,024	-	8,464,024
Covered Call Options	(141,590)	-	-	(141,590)
Money Market Funds	-	673,964	-	673,964
Total	$32,365,052	$11,442,778	$-	$43,807,830

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type, as required by GAAP.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2009:

	FBP Value Fund	FBP Balanced Fund

Cost of portfolio investments and written options	$23,604,488	$36,922,603

Gross unrealized appreciation	$7,701,754	$10,147,072
Gross unrealized depreciation	(3,267,720)	(3,261,845)

Net unrealized appreciation	$4,434,034	$6,885,227

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

COMMON STOCKS - 78.8%	Shares	Value
Consumer Discretionary - 5.7%
Coach, Inc.	6,000	$219,180
Darden Restaurants, Inc.	4,000	140,280
Home Depot, Inc. (The)	17,500	506,275
Johnson Controls, Inc.	15,000	408,600
McDonald's Corporation	5,500	343,420
NIKE, Inc. - Class B	9,000	594,630
Walt Disney Company (The)	30,000	967,500
		3,179,885
Consumer Staples - 7.6%
Altria Group, Inc.	33,000	647,790
Coca-Cola Company (The)	6,000	342,000
Kraft Foods, Inc. - Class A	22,836	620,683
Philip Morris International, Inc.	28,000	1,349,320
Procter & Gamble Company (The)	10,000	606,300
Wal-Mart Stores, Inc.	12,600	673,470
		4,239,563
Energy - 10.1%
Apache Corporation	5,089	525,032
BP plc - ADR	7,300	423,181
Chevron Corporation	15,000	1,154,850
ConocoPhillips	18,500	944,795
Ensco International plc - ADR	11,000	439,340
Exxon Mobil Corporation	2,550	173,884
Plains Exploration & Production Company (a)	9,000	248,940
Southwestern Energy Company (a)	3,000	144,600
TransCanada Corporation	10,000	343,700
Transocean Ltd. (a)	8,996	744,869
XTO Energy, Inc.	10,000	465,300
		5,608,491
Financials - 7.8%
Aegon N.V. - ARS (a)	27,900	178,839
Aflac, Inc.	20,600	952,750
American Capital Ltd. (a)	2,990	7,296
Bank of America Corporation	54,870	826,342
Charles Schwab Corporation (The)	15,000	282,300
Colonial Properties Trust	45,000	527,850
Hartford Financial Services Group, Inc.	20,000	465,200
Regions Financial Corporation	40,000	211,600

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.8% (Continued)	Shares	Value
Financials - 7.8% (Continued)
U.S. Bancorp	39,300	$884,643
		4,336,820
Health Care - 11.5%
Abbott Laboratories	3,000	161,970
Becton, Dickinson and Company	3,290	259,449
Cardinal Health, Inc.	12,000	386,880
CareFusion Corporation (a)	6,000	150,060
Cerner Corporation (a)	7,500	618,300
Computer Programs & Systems, Inc.	7,100	326,955
Covance, Inc. (a)	8,000	436,560
Elan Corporation plc - ADR (a)	20,000	130,400
Fresenius Medical Care AG & Company - ADR	5,000	265,050
Genzyme Corporation (a)	9,500	465,595
Gilead Sciences, Inc. (a)	7,000	302,960
Johnson & Johnson	9,200	592,572
Techne Corporation	10,000	685,600
Teva Pharmaceutical Industries Ltd. - ADR	8,000	449,440
UnitedHealth Group, Inc.	10,000	304,800
Waters Corporation (a)	14,000	867,440
		6,404,031
Industrials - 11.6%
C.H. Robinson Worldwide, Inc.	3,000	176,190
Caterpillar, Inc.	16,000	911,840
Emerson Electric Company	20,000	852,000
General Dynamics Corporation	17,000	1,158,890
Ingersoll-Rand plc	13,500	482,490
ITT Corporation	5,000	248,700
Manitowoc Company, Inc. (The)	13,000	129,610
Norfolk Southern Corporation	10,000	524,200
Quanta Services, Inc. (a)	20,000	416,800
Stericycle, Inc. (a)	8,000	441,360
United Technologies Corporation	16,000	1,110,560
		6,452,640
Information Technology - 16.2%
Accenture plc - Class A	9,500	394,250
Adobe Systems, Inc. (a)	25,000	919,500
ADTRAN, Inc.	8,000	180,400
Apple, Inc. (a)	4,000	843,440
Automatic Data Processing, Inc.	20,000	856,400
Broadridge Financial Solutions, Inc.	5,000	112,800

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.8% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Cisco Systems, Inc. (a)	23,450	$561,393
Corning, Inc.	28,000	540,680
eBay, Inc. (a)	2,000	47,080
Google, Inc. - Class A (a)	200	123,996
Hewlett-Packard Company	29,300	1,509,243
International Business Machines Corporation	8,000	1,047,200
Lam Research Corporation (a)	3,000	117,630
NetApp, Inc. (a)	13,000	447,070
Oracle Corporation	10,000	245,400
Texas Instruments, Inc.	20,000	521,200
Tyco Electronics Ltd.	13,000	319,150
Varian Semiconductor Equipment Associates, Inc. (a)	3,000	107,640
Western Digital Corporation (a)	3,000	132,450
		9,026,922
Materials - 3.4%
Alcoa, Inc.	7,000	112,840
Dow Chemical Company (The)	13,000	359,190
Freeport-McMoRan Copper & Gold, Inc. (a)	6,000	481,740
Nucor Corporation	11,000	513,150
Praxair, Inc.	5,000	401,550
		1,868,470
Telecommunication Services - 1.0%
América Móvil S.A.B. de C.V. - Series L - ADR	12,000	563,760

Utilities - 3.9%
Duke Energy Corporation	65,980	1,135,516
FirstEnergy Corporation	15,000	696,750
Wisconsin Energy Corporation	7,000	348,810
		2,181,076

Total Common Stocks (Cost $29,351,795)		$43,861,658

EXCHANGE-TRADED FUNDS - 16.8%	Shares	Value
iShares COMEX Gold Trust (a)	2,000	$214,740
Market Vectors Agribusiness ETF	21,000	919,590
Market Vectors Coal ETF	30,000	1,083,600
Market Vectors Gold Miners ETF	5,000	231,050
Market Vectors Steel ETF	11,000	676,720

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 16.8% (Continued)	Shares	Value
PowerShares QQQ	10,000	$459,200
Vanguard Emerging Markets ETF	68,000	2,788,000
Vanguard Mid-Cap ETF	40,000	2,398,000
Vanguard Short-Term Bond ETF	7,570	602,117
Total Exchange-Traded Funds (Cost $7,853,184)		$9,373,017

COMMERCIAL PAPER - 5.9%	Par Value	Value
U.S. Bank N.A., discount, 0.01%, due 01/04/2010 (Cost $3,301,997)	$3,301,997	$3,301,997

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.10% (b) (Cost $603)	603	$603

Total Investments at Value - 101.5% (Cost $40,507,579)		$56,537,275

Liabilities in Excess of Other Assets - (1.5%)		(859,154)

Net Assets - 100.0%		$55,678,121

ADR - American Depositary Receipt.
ARS - American Registered Shares.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

COMMON STOCKS - 87.3%	Shares	Value
Consumer Discretionary - 11.8%
Barnes & Noble, Inc.	3,500	$66,745
BorgWarner, Inc.	2,100	69,762
Buffalo Wild Wings, Inc. (a)	2,400	96,648
Chico's FAS, Inc. (a)	6,400	89,920
Coach, Inc.	5,200	189,956
Darden Restaurants, Inc.	1,675	58,742
DeVry, Inc.	1,400	79,422
Dollar Tree, Inc. (a)	1,200	57,960
DreamWorks Animation SKG, Inc. - Class A (a)	4,300	171,785
Family Dollar Stores, Inc.	2,800	77,924
GameStop Corporation - Class A (a)	3,600	78,984
Gildan Activewear, Inc. - Class A (a)	6,400	156,032
Guess?, Inc.	4,700	198,810
Hasbro, Inc.	2,150	68,929
Interactive Data Corporation	3,000	75,900
ITT Educational Services, Inc. (a)	905	86,844
Jarden Corporation	5,050	156,096
John Wiley & Sons, Inc. - Class A	1,800	75,384
Liberty Global, Inc. - Class A (a)	3,150	69,016
Netflix, Inc. (a)	1,225	67,547
Nordstrom, Inc.	3,300	124,014
O'Reilly Automotive, Inc. (a)	5,050	192,506
Panera Bread Company - Class A (a)	1,000	66,970
PetSmart, Inc.	3,500	93,415
Phillips-Van Heusen Corporation	3,400	138,312
Priceline.com, Inc. (a)	950	207,575
Ross Stores, Inc.	3,000	128,130
Service Corporation International	9,000	73,710
Tiffany & Company	2,975	127,925
True Religion Apparel, Inc. (a)	6,450	119,260
Urban Outfitters, Inc. (a)	4,100	143,459
Vail Resorts, Inc. (a)	2,700	102,060
VF Corporation	1,175	86,057
		3,595,799
Consumer Staples - 3.6%
Church & Dwight Company, Inc.	5,400	326,430
Hormel Foods Corporation	6,000	230,700
J.M. Smucker Company (The)	4,700	290,225
Mead Johnson Nutrition Company	1,000	43,700

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Consumer Staples - 3.6% (Continued)
NBTY, Inc. (a)	3,000	$130,620
Universal Corporation	1,740	79,361
		1,101,036
Energy - 7.0%
Cameron International Corporation (a)	6,610	276,298
FMC Technologies, Inc. (a)	5,780	334,315
Murphy Oil Corporation	3,740	202,708
Newfield Exploration Company (a)	2,800	135,044
Noble Corporation	5,360	218,152
Overseas Shipholding Group, Inc.	3,600	158,220
Patriot Coal Corporation (a)	960	14,842
Peabody Energy Corporation	4,800	217,008
Pioneer Natural Resources Company	4,380	210,985
Pride International, Inc. (a)	5,000	159,550
Seahawk Drilling, Inc. (a)	333	7,506
Smith International, Inc.	4,500	122,265
Valero Energy Corporation	4,950	82,912
		2,139,805
Financials - 12.2%
American Financial Group, Inc.	8,400	209,580
Arthur J. Gallagher & Company	6,750	151,942
Associated Banc-Corp	7,300	80,373
Bank of Hawaii Corporation	6,000	282,360
Berkley (W.R.) Corporation	10,050	247,632
Cullen/Frost Bankers, Inc.	5,600	280,000
Eaton Vance Corporation	10,250	311,703
Everest Re Group Ltd.	2,600	222,768
HCC Insurance Holdings, Inc.	9,300	260,121
Jefferies Group, Inc. (a)	10,400	246,792
Legg Mason, Inc.	3,780	114,005
Liberty Property Trust	4,600	147,246
New York Community Bancorp, Inc.	10,270	149,018
Potlatch Corporation	6,941	221,279
Rayonier, Inc.	7,000	295,120
State Street Corporation	4,400	191,576
Synovus Financial Corporation	16,400	33,620
Westamerica Bancorporation	3,300	182,721
Wilmington Trust Corporation	6,650	82,061
		3,709,917

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Health Care - 12.1%
Alexion Pharmaceuticals, Inc. (a)	800	$39,056
Almost Family, Inc. (a)	1,000	39,530
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	241,150
C.R. Bard, Inc.	1,000	77,900
Cantel Medical Corporation (a)	2,000	40,360
Cephalon, Inc. (a)	2,000	124,820
Cerner Corporation (a)	6,000	494,640
Charles River Laboratories International, Inc. (a)	1,000	33,690
Computer Programs & Systems, Inc.	1,800	82,890
Covance, Inc. (a)	4,000	218,280
Covidien plc	1,500	71,835
Edwards Lifesciences Corporation (a)	2,500	217,125
Ensign Group, Inc. (The)	3,000	46,110
Fresenius Medical Care AG & Company - ADR	4,000	212,040
Gilead Sciences, Inc. (a)	650	28,132
Hanger Orthopedic Group, Inc. (a)	4,000	55,320
HealthSpring, Inc. (a)	2,500	44,025
Henry Schein, Inc. (a)	2,000	105,200
Illumina, Inc. (a)	1,000	30,650
Intuitive Surgical, Inc. (a)	200	60,664
Life Technologies Corporation (a)	2,891	150,997
Millipore Corporation (a)	2,000	144,700
Mylan, Inc. (a)	5,700	105,051
Myriad Genetics, Inc. (a)	1,000	26,100
Myriad Pharmaceuticals, Inc. (a)	250	1,258
PSS World Medical, Inc. (a)	2,000	45,140
Questcor Pharmaceuticals, Inc. (a)	3,000	14,250
ResMed, Inc. (a)	3,000	156,810
Shire plc - ADR	1,000	58,700
Techne Corporation	4,500	308,520
Teleflex, Inc.	3,000	161,670
Teva Pharmaceutical Industries Ltd. - ADR	2,163	121,517
Waters Corporation (a)	2,000	123,920
		3,682,050
Industrials - 13.2%
Alexander & Baldwin, Inc.	3,000	102,690
AMETEK, Inc.	7,500	286,800
C.H. Robinson Worldwide, Inc.	5,000	293,650
Donaldson Company, Inc.	6,000	255,240
Expeditors International of Washington, Inc.	6,000	208,380

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Fastenal Company	7,000	$291,480
Goodrich Corporation	3,500	224,875
Graco, Inc.	6,000	171,420
Harsco Corporation	3,000	96,690
Herman Miller, Inc.	5,500	87,890
Jacobs Engineering Group, Inc. (a)	4,475	168,305
John Bean Technologies Corporation	1,248	21,228
Joy Global, Inc.	2,000	103,180
L-3 Communications Holdings, Inc.	3,000	260,850
Manpower, Inc.	4,000	218,320
MSC Industrial Direct Company, Inc. - Class A	5,000	235,000
Snap-On, Inc.	3,300	139,458
SPX Corporation	5,000	273,500
Stericycle, Inc. (a)	8,275	456,532
Trinity Industries, Inc.	5,000	87,200
WESCO International, Inc. (a)	1,850	49,968
		4,032,656
Information Technology - 14.6%
Activision Blizzard, Inc. (a)	16,000	177,760
ADC Telecommunications, Inc. (a)	8,500	52,785
ADTRAN, Inc.	6,000	135,300
Advent Software, Inc. (a)	4,000	162,920
Alliance Data Systems Corporation (a)	5,000	322,950
Arrow Electronics, Inc. (a)	8,000	236,880
Cognizant Technology Solutions Corporation - Class A (a)	8,000	362,400
CommScope, Inc. (a)	1,000	26,530
Cree, Inc. (a)	6,500	366,405
DST Systems, Inc. (a)	4,000	174,200
Harris Corporation	6,000	285,300
Harris Stratex Networks, Inc. - Class A (a)	1,490	10,296
IAC/InterActiveCorporation (a)	3,000	61,440
Integrated Device Technology, Inc. (a)	10,000	64,700
Jack Henry & Associates, Inc.	9,000	208,080
Lam Research Corporation (a)	6,000	235,260
Linear Technology Corporation	5,000	152,700
Microchip Technology, Inc.	5,000	145,300
National Instruments Corporation	8,000	235,600
NetApp, Inc. (a)	5,000	171,950
Polycom, Inc. (a)	4,000	99,880

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.3% (Continued)	Shares	Value
Information Technology - 14.6% (Continued)
Rovi Corporation (a)	6,000	$191,220
SanDisk Corporation (a)	5,000	144,950
Sybase, Inc. (a)	4,000	173,600
Xilinx, Inc.	7,000	175,420
Zebra Technologies Corporation - Class A (a)	2,500	70,900
		4,444,726
Materials - 6.4%
Airgas, Inc.	4,000	190,400
Albemarle Corporation	8,000	290,960
Ashland, Inc.	3,000	118,860
Cabot Corporation	4,000	104,920
Clearwater Paper Corporation (a)	1,983	109,006
Eagle Materials, Inc.	2,500	65,125
Martin Marietta Materials, Inc.	2,500	223,525
Scotts Miracle-Gro Company (The) - Class A	4,000	157,240
Sonoco Products Company	9,570	279,922
Steel Dynamics, Inc.	12,000	212,640
Valspar Corporation (The)	7,000	189,980
		1,942,578
Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,000	33,920

Utilities - 6.3%
AGL Resources, Inc.	8,400	306,348
EQT Corporation	7,000	307,440
Great Plains Energy, Inc.	9,050	175,479
MDU Resources Group, Inc.	8,850	208,860
ONEOK, Inc.	5,750	256,278
Pepco Holdings, Inc.	7,900	133,115
SCANA Corporation	7,530	283,730
Vectren Corporation	10,600	261,608
		1,932,858

Total Common Stocks (Cost $22,075,340)		$26,615,345

EXCHANGE-TRADED FUNDS - 12.0%	Shares	Value
iShares Dow Jones U.S. Home Construction Index Fund	3,600	$43,236
iShares S&P MidCap 400 Index Fund	19,000	1,375,790

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 12.0% (Continued)	Shares	Value
Vanguard Emerging Markets ETF	9,000	$369,000
Vanguard Mid-Cap ETF	14,500	869,275
Vanguard Short-Term Bond ETF	9,000	715,860
WisdomTree Emerging Markets Equity Income Fund	3,000	149,136
WisdomTree International MidCap Dividend Fund	3,000	143,820
Total Exchange-Traded Funds (Cost $2,974,432)		$3,666,117

COMMERCIAL PAPER - 0.7%	Par Value	Value
U.S. Bank N.A., discount, 0.01%, due 01/04/2010 (Cost $228,000)	$228,000	$228,000

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.10% (b) (Cost $279)	279	$279

Total Investments at Value - 100.0% (Cost $25,278,051)		$30,509,741

Liabilities in Excess of Other Assets - 0.0%		(14,832)

Net Assets - 100.0%		$30,494,909

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$264,220
5.00%, due 08/15/2018	400,000	424,536
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	400,000	401,496
Alabama Special Care Facilities Financing Auth., Mobile, Hospital Rev.,
4.50%, due 11/01/2010, ETM	250,000	253,370
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	320,925
Alabama State Parks System Improvement Corporation, GO,
5.50%, due 06/01/2010	200,000	204,360
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 02/01/2010	300,000	301,089
5.00%, due 12/01/2011	350,000	375,953
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/17/2017	250,000	261,628
Alabama State Public School & College Auth., Rev.,
5.00%, due 05/01/2010	355,000	360,517
Alabama State, GO,
5.00%, due 06/01/2012	250,000	254,580
5.00%, due 09/01/2015	300,000	311,466
5.00%, due 09/01/2016	300,000	311,466
5.00%, due 09/01/2017	300,000	335,070
Alabama Water Pollution Control Auth., Rev.,
5.00%, due 08/15/2010	500,000	506,495
5.375%, due 08/15/2014	225,000	241,198
Anniston, AL, Waterworks & Sewer Board, Rev.,
4.00%, due 06/01/2015	400,000	402,424
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2011	500,000	513,100

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
Auburn University, AL, General Fee Rev.,
4.45%, due 06/01/2011, Prerefunded 06/01/2010 @ 100	$400,000	$406,324
5.25%, due 06/01/2015	400,000	433,852
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	247,561
Auburn, AL, Waterworks Board, Rev.,
5.00%, due 07/01/2015	335,000	358,128
Baldwin Co., AL, Board of Education, Rev., Warrants,
5.00%, due 06/01/2010	300,000	304,977
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	222,156
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	362,326
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	470,614
Calhoun Co., AL, Gas Tax Anticipation, Series B, Rev., Warrants,
2.00%, due 03/01/2011	365,000	369,409
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	277,852
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	430,172
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	304,143
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	340,776
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	738,996
4.50%, due 11/01/2019	250,000	261,813
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2014, Prerefunded 09/01/2011 @ 101	500,000	541,550
5.00%, due 09/01/2015	250,000	284,750
Hoover, AL, Special Tax, Warrants,
5.00%, due 02/15/2015	370,000	397,373

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	$545,000	$590,164
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	534,710
Huntsville, AL, Capital Improvements, Series C, GO, Warrants,
3.25%, due 11/01/2010	100,000	102,468
5.00%, due 11/01/2017	300,000	333,561
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	328,194
Huntsville, AL, GO,
5.00%, due 08/01/2011	500,000	534,885
5.125%, due 05/01/2020	300,000	329,658
Jefferson Co., AL, Sewer Rev.,
5.00%, due 02/01/2041, Prerefunded 02/01/2011 @ 101	225,000	235,607
Limestone Co., AL, Board of Education, Rev.,
4.75%, due 11/01/2010	250,000	258,680
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027, Prerefunded 10/01/2017 @ 100	200,000	222,992
Madison Co., AL, Board of Education, Capital Outlay Tax Anticipation Warrants,
5.20%, due 03/01/2011	400,000	406,944
5.20%, due 03/01/2014	250,000	254,212
Mobile Co., AL, GO,
5.25%, due 08/01/2015	400,000	450,452
Mobile, AL, GO,
4.50%, due 08/01/2013	100,000	110,678
4.75%, due 02/15/2014	400,000	420,352
5.50%, due 08/15/2015, Prerefunded 08/15/2011 @ 102	500,000	541,035
5.20%, due 08/15/2018, Prerefunded 08/15/2011 @ 102	725,000	783,319
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	220,808
5.25%, due 01/01/2014	300,000	319,449
5.25%, due 01/01/2020	400,000	423,744

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
Montgomery, AL, GO,
5.00%, due 11/01/2015	$300,000	$313,575
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.25%, due 09/01/2011	350,000	376,313
Mountain Brook, AL, City Board of Education, Capital Outlay Warrants,
4.80%, due 02/15/2011	405,000	406,324
Opelika, AL, GO,
4.00%, due 03/01/2010	210,000	211,279
Oxford, AL, Waterworks & Sewer Board, Rev.,
3.00%, due 12/01/2011	415,000	428,135
Prattville, AL, GO, Warrants,
4.00%, due 09/01/2016	450,000	477,634
Scottsboro, AL, Waterworks Sewer & Gas Board, Rev.,
4.35%, due 08/01/2011	200,000	200,486
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	213,514
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	157,859
4.00%, due 08/01/2014	205,000	223,423
Sumter Co., AL, School, Rev., Warrants,
4.50%, due 02/01/2031, Prerefunded 02/01/16 @ 100	500,000	565,530
Trussville, AL, Warrants,
4.30%, due 10/01/2010	400,000	412,036
Tuscaloosa, AL, GO, Warrants,
4.25%, due 02/15/2011	145,000	151,052
5.45%, due 01/01/2014, Prerefunded 01/01/2010 @ 101	500,000	505,000
5.55%, due 01/01/2015, Prerefunded 01/01/2010 @ 101	400,000	404,000
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	374,052

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2011	$100,000	$105,680
5.00%, due 09/01/2012	180,000	189,830
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	254,942
University of Alabama, AL, Series A, Rev.,
4.00%, due 10/01/2010	375,000	385,470
3.00%, due 07/01/2016	340,000	347,266
5.00%, due 07/01/2017	245,000	281,610
Vestavia Hills, AL, Series A, GO, Warrants,
5.00%, due 02/01/2012	565,000	600,962
3.00%, due 02/01/2018	240,000	237,343
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	324,029

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $27,602,354)		$28,345,921

MONEY MARKET FUNDS - 4.0%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.23% (a) (Cost $1,198,832)	1,198,832	$1,198,832

Total Investments at Value - 98.9% (Cost $28,801,186)		$29,544,753

Other Assets in Excess of Liabilities - 1.1%		341,443

Net Assets - 100.0%		$29,886,196

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2009 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2009, by security type:

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$43,861,658	$-	$-	$43,861,658
Exchange-Traded Funds	9,373,017	-	-	9,373,017
Commercial Paper	-	3,301,997	-	3,301,997
Money Market Funds	-	603	-	603
Total	$53,234,675	$3,302,600	$-	$56,537,275

The Government Street Mid-Cap Fund:
Common Stocks	$26,615,345	$-	$-	$26,615,345
Exchange-Traded Funds	3,666,117	-	-	3,666,117
Commercial Paper	-	228,000	-	228,000
Money Market Funds	-	279	-	279
Total	$30,281,462	$228,279	$-	$30,509,741

The Alabama Tax Free Bond Fund:
Alabama Fixed Rate Revenue and General Obligation Bonds	$-	$28,345,921	$-	$28,345,921
Money Market Funds	-	1,198,832	-	1,198,832
Total	$-	$29,544,753	$-	$29,544,753

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2009:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund

Cost of portfolio investments	$40,647,438	$25,278,051	$28,824,212

Gross unrealized appreciation	$18,768,146	$7,271,273	$748,363
Gross unrealized depreciation	(2,878,309)	(2,039,583)	(27,822)

Net unrealized appreciation	$15,889,837	$5,231,690	$720,541

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Government Street Equity Fund and The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

COMMON STOCKS - 65.4%	Shares	Value
Consumer Discretionary - 7.2%
Comcast Corporation - Class A	15,000	$252,900
Dollar Tree, Inc. (a)	5,800	280,140
Home Depot, Inc. (The)	10,500	303,765
McDonald's Corporation	4,700	293,468
Viacom, Inc. - Class B (a)	7,100	211,083
Yum! Brands, Inc.	7,500	262,275
		1,603,631
Consumer Staples - 6.3%
CVS Caremark Corporation	7,500	241,575
General Mills, Inc.	4,200	297,402
Kimberly-Clark Corporation	4,300	273,953
PepsiCo, Inc.	4,900	297,920
Wal-Mart Stores, Inc.	5,500	293,975
		1,404,825
Energy - 7.8%
Apache Corporation	2,400	247,608
BP plc - ADR	5,000	289,850
Chevron Corporation	3,800	292,562
ConocoPhillips	5,800	296,206
Noble Corporation	7,600	309,320
Transocean Ltd. (a)	3,500	289,800
		1,725,346
Financials - 9.2%
Aflac, Inc.	4,700	217,375
Ameriprise Financial, Inc.	3,900	151,398
Bank of America Corporation	1,500	22,590
Franklin Resources, Inc.	1,350	142,222
Goldman Sachs Group, Inc. (The)	1,900	320,796
Hudson City Bancorp, Inc.	19,800	271,854
JPMorgan Chase & Company	6,600	275,022
Prudential Financial, Inc.	3,000	149,280
State Street Corporation	6,000	261,240
Travelers Companies, Inc. (The)	4,700	234,342
		2,046,119
Health Care - 9.8%
Abbott Laboratories	5,500	296,945
AmerisourceBergen Corporation	10,400	271,128
Amgen, Inc. (a)	2,600	147,082
Bristol-Myers Squibb Company	11,200	282,800

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 65.4% (Continued)	Shares	Value
Health Care - 9.8% (Continued)
Express Scripts, Inc. (a)	3,300	$285,285
Gilead Sciences, Inc. (a)	6,600	285,648
Johnson & Johnson	2,300	148,143
Medtronic, Inc.	3,350	147,333
Teva Pharmaceutical Industries Ltd. - ADR	5,700	320,226
		2,184,590
Industrials - 6.5%
Dover Corporation	5,200	216,372
General Dynamics Corporation	4,600	313,582
General Electric Company	5,500	83,215
ITT Corporation	4,200	208,908
Norfolk Southern Corporation	5,900	309,278
United Technologies Corporation	4,700	326,227
		1,457,582
Information Technology - 14.9%
Accenture plc - Class A	7,800	323,700
Cisco Systems, Inc. (a)	14,000	335,160
EMC Corporation (a)	17,900	312,713
Google, Inc. - Class A (a)	450	278,991
Hewlett-Packard Company	5,900	303,909
Intel Corporation	14,800	301,920
International Business Machines Corporation	2,225	291,253
Microsoft Corporation	11,700	356,733
Oracle Corporation	13,000	319,020
QUALCOMM, Inc.	6,000	277,560
Symantec Corporation (a)	12,700	227,203
		3,328,162
Materials - 1.9%
Monsanto Company	2,500	204,375
Praxair, Inc.	2,600	208,806
		413,181
Telecommunication Services - 1.0%
AT&T, Inc.	7,700	215,831

Utilities - 0.8%
Public Service Enterprise Group, Inc.	5,500	182,875

Total Common Stocks (Cost $11,495,372)		$14,562,142

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 4.8%	Par Value	Value
U.S. Treasury Notes - 4.8%
4.00%, 02/15/2014	$250,000	$267,324
4.25%, 11/15/2014	350,000	377,016
4.25%, 11/15/2017	400,000	419,250
Total U.S. Treasury Obligations (Cost $1,001,177)		$1,063,590

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.5%
5.25%, due 04/18/2016	$500,000	$550,018

Federal National Mortgage Association - 1.1%
7.25%, due 01/15/2010	250,000	250,557

Total U.S. Government Agency Obligations (Cost $733,935)		$800,575

MORTGAGE-BACKED SECURITIES - 6.1%	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.3%
Pool #E90624, 6.00%, due 08/01/2017	$16,027	$17,108
Pool #A43942, 5.50%, due 03/01/2036	252,567	265,064
		282,172
Federal National Mortgage Association - 4.7%
Pool #618465, 5.00%, due 12/01/2016	125,395	131,171
Pool #684231, 5.00%, due 01/01/2018	183,343	191,788
Pool #255455, 5.00%, due 10/01/2024	188,721	195,854
Pool #255702, 5.00%, due 05/01/2025	298,744	309,756
Pool #808413, 5.50%, due 01/01/2035	213,382	223,573
		1,052,142
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	26,647	28,353

Total Mortgage-Backed Securities (Cost $1,300,820)		$1,362,667

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.0%	Par Value	Value
Consumer Staples - 2.9%
Coca-Cola Company (The), 5.35%, due 11/15/2017	$250,000	$269,306
General Mills, Inc., 5.70%, due 02/15/2017	150,000	162,218
PepsiCo, Inc., 4.65%, due 02/15/2013	200,000	213,633
		645,157
Energy - 0.9%
Burlington Resources, Inc., 6.68%, due 02/15/2011	200,000	212,528

Financials - 5.6%
American Express Company, 4.875%, due 07/15/2013	150,000	156,507
BB&T Corporation, 6.50%, due 08/01/2011	325,000	345,184
JPMorgan Chase & Company, 6.75%, due 02/01/2011	300,000	316,455
Morgan Stanley, 5.30%, due 03/01/2013	250,000	263,499
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	159,843
		1,241,488
Health Care - 1.7%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	163,913
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	215,718
		379,631
Industrials - 2.1%
Dover Corporation, 6.50%, due 02/15/2011	195,000	206,001
United Technologies Corporation, 6.10%, due 05/15/2012	250,000	273,386
		479,387
Materials - 1.9%
Alcoa, Inc., 6.50%, due 06/01/2011	250,000	263,614

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.0% (Continued)	Par Value	Value
Materials - 1.9% (Continued)
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	$150,000	$165,696
		429,310
Telecommunication Services - 3.3%
AT&T, Inc., 4.95%, due 01/15/2013	250,000	266,720
Deutsche Telekom AG, 8.50%, due 06/15/2010	150,000	155,014
GTE Northwest, Inc., 6.30%, due 06/01/2010	300,000	305,820
		727,554
Utilities - 0.6%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	127,430

Total Corporate Bonds (Cost $4,057,791)		$4,242,485

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (b) (Cost $298,772)	298,772	$298,772

Total Investments at Value - 100.2% (Cost $18,887,867)		$22,330,231

Liabilities in Excess of Other Assets - (0.2%)		(43,618)

Net Assets - 100.0%		$22,286,613

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 10.7%
Comcast Corporation - Class A	24,500	$413,070
Dollar Tree, Inc. (a)	9,800	473,340
Home Depot, Inc. (The)	17,000	491,810
McDonald's Corporation	8,100	505,764
Viacom, Inc. - Class B (a)	12,700	377,571
Yum! Brands, Inc.	12,300	430,131
		2,691,686
Consumer Staples - 9.8%
CVS Caremark Corporation	12,700	409,067
General Mills, Inc.	8,000	566,480
Kimberly-Clark Corporation	7,400	471,454
PepsiCo, Inc.	8,700	528,960
Wal-Mart Stores, Inc.	9,300	497,085
		2,473,046
Energy - 11.7%
Apache Corporation	3,800	392,046
BP plc - ADR	8,950	518,831
Chevron Corporation	6,600	508,134
ConocoPhillips	9,900	505,593
Noble Corporation	13,000	529,100
Transocean Ltd. (a)	6,000	496,800
		2,950,504
Financials - 13.7%
Aflac, Inc.	8,000	370,000
Ameriprise Financial, Inc.	6,500	252,330
Franklin Resources, Inc.	2,500	263,375
Goldman Sachs Group, Inc. (The)	3,000	506,520
Hudson City Bancorp, Inc.	34,000	466,820
JPMorgan Chase & Company	11,700	487,539
Prudential Financial, Inc.	5,000	248,800
State Street Corporation	10,000	435,400
Travelers Companies, Inc. (The)	8,400	418,824
		3,449,608
Health Care - 14.6%
Abbott Laboratories	9,300	502,107
AmerisourceBergen Corporation	16,500	430,155
Amgen, Inc. (a)	4,500	254,565
Bristol-Myers Squibb Company	18,100	457,025
Express Scripts, Inc. (a)	5,700	492,765

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care - 14.6% (Continued)
Gilead Sciences, Inc. (a)	11,500	$497,720
Johnson & Johnson	4,000	257,640
Medtronic, Inc.	5,900	259,482
Teva Pharmaceutical Industries Ltd. - ADR	9,300	522,474
		3,673,933
Industrials - 9.6%
Dover Corporation	8,900	370,329
General Dynamics Corporation	7,500	511,275
General Electric Company	6,000	90,780
ITT Corporation	7,500	373,050
Norfolk Southern Corporation	9,900	518,958
United Technologies Corporation	7,900	548,339
		2,412,731
Information Technology - 21.7%
Accenture plc - Class A	13,700	568,550
Cisco Systems, Inc. (a)	23,000	550,620
EMC Corporation (a)	28,500	497,895
Google, Inc. - Class A (a)	725	449,486
Hewlett-Packard Company	9,500	489,345
Intel Corporation	24,300	495,720
International Business Machines Corporation	3,800	497,420
Microsoft Corporation	19,600	597,604
Oracle Corporation	20,800	510,432
QUALCOMM, Inc.	9,500	439,470
Symantec Corporation (a)	21,500	384,635
		5,481,177
Materials - 2.8%
Monsanto Company	4,000	327,000
Praxair, Inc.	4,800	385,488
		712,488
Telecommunication Services - 1.4%
AT&T, Inc.	12,900	361,587

Utilities - 1.2%
Public Service Enterprise Group, Inc.	9,400	312,550

Total Common Stocks (Cost $19,703,121)		$24,519,310

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (b) (Cost $169,548)	169,548	$169,548

REPURCHASE AGREEMENTS - 2.7%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/31/2009, due 01/04/2010, repurchase proceeds: $683,236 (Cost $683,235) (c)	$683,235	$683,235

Total Investments at Value - 100.6% (Cost $20,555,904)		$25,372,093

Liabilities in Excess of Other Assets - (0.6%)		(147,966)

Net Assets - 100.0%		$25,224,127

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.
(c)
Repurchase agreement is fully collateralized by $1,158,000 FGLMC #G01514, 5.00%, due 02/01/2033 and $812,000 FGCI #E95616, 4.50%, due 03/01/2018.  The aggregate market value of the collateral at December 31, 2009 was $697,018.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.7%	Par Value	Value
Alexandria, Virginia, GO,
5.00%, due 06/15/2011, prerefunded 06/15/2010 @ 101	$1,000,000	$1,031,400
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	500,000	529,875
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	571,553
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	792,995
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,081,980
Fairfax Co., Virginia, GO,
5.00%, due 10/01/2011	700,000	755,069
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	797,430
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017	500,000	574,110
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	445,532
Hampton, Virginia, GO,
5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102	1,000,000	1,024,350
5.00%, due 04/01/2020	500,000	532,150
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	292,272
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	405,366
5.00%, due 05/01/2022	300,000	342,480
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	544,780
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,080,780
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	575,580

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.7% (Continued)	Par Value	Value
Loudoun Co., Virginia, GO,
5.00%, due 07/01/2012	$500,000	$553,060
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019	1,000,000	1,075,260
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	579,000
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	722,900
Medical College of Virginia, Hospitals Authority, Revenue,
5.00%, due 07/01/2013	700,000	707,525
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022	500,000	541,765
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	546,710
New River Valley Regional Jail Authority, Revenue,
4.00%, due 04/01/2011	250,000	251,257
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	552,245
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,068,700
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	557,865
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	230,798
Richmond, Virginia, Industrial Dev. Authority, Government Facilities, Revenue,
4.75%, due 07/15/2010	510,000	519,410
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,115,610
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015	1,000,000	1,081,230
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	550,560

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.7% (Continued)	Par Value	Value
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	$500,000	$533,395
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	662,770
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	289,895
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021	250,000	287,318
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	565,785
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017, prerefunded 02/01/2014 @ 100	500,000	574,325
5.00%, due 04/01/2017	500,000	557,420
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	578,555
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	559,130
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,107,520
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	635,000	701,897
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	646,788
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	443,456
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	577,580

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.7% (Continued)	Par Value	Value
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	$500,000	$572,005
Virginia State Resources Authority, Infrastructure, Revenue,
5.50%, due 05/01/2017, prerefunded 05/01/2010 @ 101	400,000	410,964
5.50%, due 05/01/2017	100,000	102,616
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	557,465
Virginia State, Series B, GO,
5.00%, due 06/01/2012	500,000	551,505
5.00%, due 06/01/2017	250,000	292,860

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $31,196,844)		$32,604,846

MONEY MARKET FUNDS - 1.1%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.13% (a) (Cost $375,472)	375,472	$375,472

Total Investments at Value - 98.8% (Cost $31,572,316)		$32,980,318

Other Assets in Excess of Liabilities - 1.2%		404,102

Net Assets - 100.0%		$33,384,420

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2009 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2009, by security type:

	Level 1	Level 2	Level 3	Total
The Jamestown Balanced Fund:
Common Stocks	$14,562,142	$-	$-	$14,562,142
U.S. Treasury & Agency Bonds	-	1,864,165	-	1,864,165
Mortgage-Backed Securities	-	1,362,667	-	1,362,667
Corporate Bonds	-	4,242,485	-	4,242,485
Money Market Funds	-	298,772	-	298,772
Total	$14,562,142	$7,768,089	$-	$22,330,231

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Level 1	Level 2	Level 3	Total
The Jamestown Equity Fund:
Common Stocks	$24,519,310	$-	$-	$24,519,310
Money Market Funds	-	169,548	-	169,548
Repurchase Agreements	-	683,235	-	683,235
Total	$24,519,310	$852,783	$-	$25,372,093

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$32,604,846	$-	$32,604,846
Money Market Funds	-	375,472	-	375,472
Total	$-	$32,980,318	$-	$32,980,318

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2009:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$18,939,765	$20,735,149	$31,572,316

Gross unrealized appreciation	$3,683,990	$5,077,125	$1,429,441
Gross unrealized depreciation	(293,524)	(440,181)	(21,439)

Net unrealized appreciation	$3,390,466	$4,636,944	$1,408,002

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*	/s/ John F. Splain
John F. Splain, Secretary

Date          February 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Bruce
John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)

Date          February 17, 2010

By (Signature and Title)*	/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date          February 17, 2010

By (Signature and Title)*	/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date          February 17, 2010

By (Signature and Title)*	/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date         February 17, 2010

By (Signature and Title)*	/s/ Joseph L. Antrim III
Joseph L. Antrim III, President (The Davenport Core Fund)

Date        February 17, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        February 17, 2010

* Print the name and title of each signing officer under his or her signature.